[Letterhead of]
                          CRAVATH SWAINE & MOORE LLP
                              [New York Office]





                                                             December 21, 2004


                      Rogers Wireless Communications Inc.
          Schedule TO-T/Schedule 13E-3 filed on November 26, 2004 by
                 Rogers Communications Inc., RWCI Acquisition
                 Inc. and Rogers Wireless Communications Inc.
                               File No. 5-61893

Dear Ms. Chalk:

     On behalf of Rogers Communications Inc., a British Columbia corporation ("RCI"), RWCI Acquisition Inc. ("RWCIAI"), a British Columbia corporation and a wholly owned subsidiary of RCI, and Rogers Wireless Communications Inc., a Canadian corporation ("RWCI"), this letter supplements our prior response in our letter dated December 15, 2004 (the "December 15 Letter"). This letter responds to your prior comments dated December 9, 2004 (the "Comment Letter"), providing comments on RCI's, RWCIAI's and RWCI's Schedule TO-T/Schedule 13E-3 filed on November 26, 2004 (as amended on December 15, 2004, the "Schedule TO/13E-3") and our discussions on December 17, 2004 regarding the responses in the December 15 Letter. For your convenience, each comment from the Comment Letter discussed on December 17, 2004 has been reproduced below, followed by RCI's, RWCIAI's and RWCI's supplemental response to such comment. Capitalized terms defined in the Schedule TO/13E-3 and used in the following responses without definition have the meanings specified in the Schedule TO/13E-3.

OFFER TO PURCHASE--SUMMARY TERM SHEET

2. SINCE THIS A GOING PRIVATE TRANSACTION, THE SUMMARY TERM SHEET SECTION SHOULD ADDRESS THE OPINION OF ROGERS, RWCI COMMUNICATIONS AND CORPORATION AS TO THE FAIRNESS OF THIS TRANSACTION TO UNAFFILIATED SHAREHOLDERS OF CORPORATION.

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SUPPLEMENTAL RESPONSE
                                                                             2

     RCI, RWCIAI and RWCI (collectively, "Rogers") has revised the disclosure on page four of the Offer to Purchase to clarify that RCI's board of directors and RWCIAI's board of directors determined that the Offer is fair and reasonable to Shareholders (other than RCI and its affiliates) as follows:

     The following question and answer is hereby added immediately after the question and answer "WHAT DOES THE CORPORATION'S BOARD OF DIRECTORS THINK OF THE OFFER?" on page four of the Offer to Purchase:

     "WHAT DO THE OFFERORS THINK OF THE OFFER?

     The boards of directors of RCI and RCI Subco have each concluded that the offer is fair, from a financial point of view, to shareholders (other than RCI and its affiliates)."

CIRCULAR-SPECIAL FACTORS-BACKGROUND TO THE OFFER, PAGE 31

16. BRIEFLY EXPLAIN THE DIFFERENCE BETWEEN A "SUBSTANTIAL ISSUER BID" AND "INSIDER BID."

SUPPLEMENTAL RESPONSE

     Rogers has revised the disclosure in the fourth full paragraph on page 32 of the Circular and the first full paragraph on page 33 of the Circular to address the Staff's comment, as follows:

The fourth full paragraph on page 32 of the Circular is hereby amended and restated in its entirety as follows:

     "At the request of RCI, on September 27, 2004, the Corporation constituted the Independent Committee with a mandate to, among other things, retain an investment advisor independent of RCI and its affiliates to prepare a formal valuation of the RWCI Restricted Voting Shares in accordance with Rule 61-501, Policy Q-27 and the Shareholder Protection Agreement. In order for the Corporation to be able to make a decision whether to proceed with a possible substantial issuer bid (an offer by an issuer to acquire its own shares, in this case, an offer by the Corporation to acquire RWCI Restricted Voting Shares) to purchase RWCI Restricted Voting Shares, it was necessary for the Corporation to determine the value of the RWCI Restricted Voting Shares pursuant to a formal valuation prepared by an independent valuator. See "Shareholder Protection Agreement - Issuer Bids" in Schedule "B" hereto. Such a valuation was required under the terms of the Shareholder Protection Agreement. A


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                                                                             3


     substantial issuer bid was being considered as a possibility because it could serve as a mechanism to permit funds to be transferred from the Corporation to RCI in order to permit RCI to repay financing in the amount of approximately $1,750 million to be incurred by RCI to complete the purchase of AT&T Wireless' stake in the Corporation. If such a substantial issuer bid was made, RCI would have had the opportunity to tender the shares of the Corporation acquired from AT&T Wireless to that bid. The substantial issuer bid would also have been made to public shareholders of the Corporation. No decision was ever made as to the possible terms of any such substantial issuer bid."

The first full paragraph on page 33 of the Circular is hereby amended and restated in its entirety as follows:

     "On November 9, 2004, upon receipt of the preliminary valuation range, management of RCI concluded that rather than a substantial issuer bid, it could recommend to the RCI board of directors an insider bid (an offer by a holder of voting securities carrying more than 10% of the total votes of an issuer to acquire shares of such issuer, in this case, an offer made by RCI or a subsidiary of RCI to acquire RWCI Restricted Voting Shares) by RCI as a first step to potentially taking the Corporation private at a price that was in the best interests of RCI's own shareholders and that could be fair from a financial point of view to Minority Shareholders. See "Shareholder Protection Agreement - Insider Bids" in Schedule "B" hereto. As a result, at a meeting held on November 10, 2004, representatives of Scotia Capital presented financial information and advice to the finance committee of the board of directors of RCI. Scotia Capital was not requested to, and did not provide any report or opinion as to the value of the Corporation, RCI, the RWCI Restricted Voting Shares or the RCI Non-Voting Shares. Scotia Capital was not requested to, and did not, evaluate or render an opinion as to the fairness, from a financial point of view, of the consideration proposed to be paid under the Offer to Minority Shareholders. Following Scotia Capital's presentation, management of RCI recommended to the finance committee of the board of directors of RCI that RCI make the Offer."

RECOMMENDATIONS OF THE INDEPENDENT COMMITTEE AND BOARD OF DIRECTORS OF THE CORPORATION - GENERAL

18. REVISE TO ADDRESS BOTH PROCEDURAL AND SUBSTANTIVE FAIRNESS TO UNAFFILIATED SHAREHOLDERS. WITH RESPECT TO PROCESS, EXPLAIN WHY THE CORPORATION BELIEVES THE TRANSACTION IS FAIR IN THE ABSENCE OF THE PROCEDURAL SAFEGUARDS SET FORTH IN ITEM 1014(C), (D) AND (E) OF REGULATION M-A.

SUPPLEMENTAL RESPONSE

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                                                                             4


     The Corporation believes that the terms of the Shareholder Protection Agreement, which requires, among other things, that a formal valuation of RWCI be prepared by an independent valuer, that the consideration offered per share to holders of RWCI Restricted Voting Shares will not be less than 66 2/3% of the value (or of the midpoint of the range of values) arrived at in the formal valuation and that a committee of independent directors of RWCI select the independent valuer, review the independent valuer's report and report its recommendations to the RWCI board of directors provides adequate procedural fairness for the Minority Shareholders. Rogers has amended the disclosure on page 36 of the Circular as follows:

     Page 36 of the Circular is hereby amended by amending and restating in its the entirety the paragraph under the heading "Other" thereon as follows:

     "Other

          The Corporation believes that the terms of the Shareholder Protection Agreement, which requires, among other things, that a formal valuation of RWCI be prepared by an independent valuer, that the consideration offered per share to holders of RWCI Restricted Voting Shares will not be less than 66 2/3% of the value (or of the midpoint of the range of values) arrived at in the formal valuation and that a committee of independent directors of RWCI select the independent valuer, review the independent valuer's report and report its recommendations to the RWCI board of directors provides adequate procedural fairness for the Minority Shareholders. The Offer does not require the approval of a majority of the Minority Shareholders. The Offerors intend to take-up and pay for any and all RWCI Restricted Voting Shares deposited in the Offer, subject to satisfaction or waiver of certain conditions. See Section 4 of the Offer to Purchase, "Conditions of the Offer."

19. ORDINARILY, THE FACTORS LISTED IN INSTRUCTION 2 TO ITEM 1014 OF REGULATION M-A ARE RELEVANT IN ASSESSING THE FAIRNESS OF THE CONSIDERATION TO BE RECEIVED BY UNAFFILIATED SHAREHOLDERS. TO THE EXTENT THAT ONE OR MORE OF SUCH FACTORS WAS NOT CONSIDERED OR WAS CONSIDERED BUT GIVEN LITTLE WEIGHT IN THE CONTEXT OF YOUR PARTICULAR TRANSACTION, YOU SHOULD EXPLAIN WHY. SEE EXCHANGE ACT RELEASE 17719 (APRIL 13, 1981). PLEASE EXPAND TO PROVIDE EACH FILING PERSON'S ANALYSIS OF THESE FACTORS, OR TO EXPLAIN WHY ANY ONE OR MORE WERE NOT CONSIDERED.

     As indicated on pages 33 and 34 of the Circular, the RCI board of directors made a determination that the Offer is fair, from a financial point of view, to the Minority Shareholders. This disclosure also lists the rationale for that determination, including the RCI board of directors' consideration of the preliminary valuation range presented by BMO Nesbitt Burns to the RWCI Independent Committee, (1) the values of entities in RWCI's peer group prepared by Scotia Capital, (2) the current and historical market

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                                                                             5


prices for the RWCI Restricted Voting Shares (and the premium offered in the Offer) (factors (i) and (ii) of Instruction 2 to Item 1014 of Regulation M-A), the going concern value of RWCI (as analyzed in the preliminary BMO Nesbitt Burns presentation to the RWCI Independent Committee) (factor (iv) of Instruction 2 to Item 1014 of Regulation M-A) and the purchase prices paid in previous purchases (factor (vi) of Instruction 2 to Item 1014 of Regulation M-A). In addition, following receipt of the BMO Nesbitt Burns Valuation and Fairness Opinion to the RWCI Independent Committee (factor (vii) of Instruction 2 to Item 1014 of Regulation M-A) on November 22, 2004, the executive committee of the RCI board of directors (which was delegated the authority to make a final determination regarding the Offer) reaffirmed its view that the Offer is fair, from a financial point of view, to the Minority Shareholders. The RCI board of directors did not consider the net book value (factor (iii) of Instruction 2 to Item 1014 of Regulation M-A) or liquidation value (factor (v) of Instruction 2 to Item 1014 of Regulation M-A) in considering the fairness of the Offer from a financial point of view as BMO Nesbitt Burns had determined that these yielded lower values than the going concern approach. Factor (viii) is inapplicable to RWCI. On November 22,
2004, the RWCIAI board of directors made the same determination of fairness, in reliance on the analysis of the RCI board of directors. Rogers has amended the disclosure on page 33 of the Circular as follows:

     Page 33 of the Circular is hereby amended by adding the following to the end of the last full paragraph thereon:

     "In making its determination regarding the fairness, from a financial point of view, to the Minority Shareholders, the RCI board considered a variety of factors, including, the preliminary valuation range presented by BMO Nesbitt Burns to the RWCI Independent Committee, the values of entities in RWCI's peer group prepared by Scotia Capital, the current and historical market prices for the RWCI Restricted Voting Shares (and the premium offered in the Offer), the going concern value of RWCI (as analyzed in the preliminary BMO Nesbitt Burns presentation to the RWCI Independent Committee and the final Valuation and Fairness Opinion), the purchase prices paid by RCI in previous purchases and the Valuation and Fairness Opinion. The RCI board of directors did not consider the net book value or liquidation value in considering the fairness of the Offer from a financial point of view as BMO Nesbitt Burns had determined that these valuation approaches yielded lower values than the going concern approach. On November 22, 2004, the RWCIAI board of directors made the same determination of fairness, in reliance on the determination made by the RCI board of directors."

20. WITH RESPECT TO THE BOARD OF DIRECTORS OF THE CORPORATION, IF IT SEEKS TO RELY ON THE ANALYSES OF THE INDEPENDENT COMMITTEE AND THE FAIRNESS ADVISOR IN TAKING A POSITION ON THE FAIRNESS OF THE OFFER, THE BOARD MUST EXPRESSLY ADOPT

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                                                                             6


THE ANALYSES AND CONCLUSIONS OF EACH PARTY. OTHERWISE, DETAIL THE ANALYSES PERFORMED BY THE BOARD AND HOW THEY LED TO ITS RECOMMENDATION WITH RESPECT TO THE OFFER.

SUPPLEMENTAL RESPONSE

     Rogers has revised the disclosure on page 38 of the Circular clarify that after the Independent Committee reported its conclusions and recommendations and presented the Valuation and Fairness Opinion to the Board of Directors on November 22, 2004, the Board of Directors discussed those factors the Independent Committee considered relevant in determining whether the Offer was in the best interest of Minority Shareholders, but it did not rely exclusively on those factors and did not expressly adopt the analyses and conclusions contained therein. Instead, as indicated on page 38 of the Circular, the RWCI directors considered a broad range of factors and did not assign any relative or specific weights to such factors. The Board of Directors did, however, accept those conclusions and analyses. The disclosure has been revised to address the Staff's comment, as follows:

     The following paragraph is hereby added immediately before the last paragraph on page 38 of the Circular:

     "After receiving the report of the Independent Committee and its conclusions and recommendations, the Board of Directors discussed those factors the Independent Committee considered relevant in determining whether the Offer was in the best interest of Minority Shareholders, including those factors listed under "INDEPENDENT COMMITTEE OF THE CORPORATION --Deliberations and Recommendation of the Independent Committee" and the Board of Directors considered those factors in determining whether the Offer was in the best interest of Minority Shareholders. The Board of Directors accepted the conclusions and analyses presented in the report of the Independent Committee and the Valuation and Fairness Opinion"

SCOTIA CAPITAL PRESENTATION, PAGE 41

25. Please address the comments above under "BMO Nesbitt Burns" as to Scotia Capital, as applicable.

SUPPLEMENTAL RESPONSE

     Rogers confirms to the Staff that Scotia Capital did not receive any non-public financial forecasts or projections or any other non-public information that would be material to shareholders.

RECENT DEVELOPMENTS, PAGE A-4

     In addition to the above amendments, Rogers has revised the disclosure on page A-4 of Schedule "A" to disclose that on December 17, 2004, the board of directors of

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RWCI approved a loan of up to $1.4 billion from RWCI to RCI. The loan to RCI will be advanced on December 31, 2004 and will mature on October 16, 2006. The disclosure has been revised, as follows:

     The following paragraph is hereby added immediately before the heading "Auditors, Transfer Agent and Registrar" on page A-4 of Schedule "A":

     "RWCI Loan to RCI

          On December 17, 2004, the Corporation and RCI announced that the board of directors of the Corporation had approved a loan of up to $1.4 billion from the Corporation to RCI. The loan will be made from cash on hand resulting from a return of capital from RWI. RCI's intent is to use the proceeds from this loan along with $350 million cash on hand to repay its bridge credit facility. The loan to RCI will be advanced on December 31, 2004 and will mature on October 16, 2006. The Corporation continues to review the various methods and timing of effecting a distribution of $1.75 billion to its shareholders."



                          ---------------------------



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          If you have any questions regarding the contents of this letter, please contact me at the above number.



                                         Respectfully,

                                         /s/ John T. Gaffney

                                         John T. Gaffney


Christina Chalk, Esq.
     Office of Mergers and Acquisitions
         Division of Corporate Finance
              United States Securities and Exchange Commission
                  450 Fifth Street, N.W.
                      Washington, D.C. 20549